/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
01/25/99    Shares of        150,000          6.8125           7.71      Merrill
            Beneficial                                                   Lynch
            Interest
01/26/99    Shares of        135,000          6.875            7.71      Merrill
            Beneficial                                                   Lynch
            Interest


Total Shares Repurchased:   285,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer